Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Trade creditors	$ 5,001	$ 5,680	$ 4,467
Factors or other financial institutions for borrowings		27	178
Accounts payable to underwriters, promoters, and employees	1,071	792	945
Other accounts payable	663	757	1,144
Total accounts payable	$ 6,735	$ 7,256	$ 6,734